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                                                      REGISTRATION NOS. 33-20453
                                                                        811-5166
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 28

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940   [X]

                                AMENDMENT NO. 27
                       (CHECK APPROPRIATE BOX OR BOXES.)

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                        MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                          MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 708-2000

                               SUSAN R. HARRISON
                          SENIOR COUNSEL -- OPERATIONS
                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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     It is proposed that this filing become effective May 1, 2001 pursuant to
Rule 485(b).

     STATEMENT PURSUANT TO RULE 24f-2

     The Registrant registers an indefinite number or amount of its flexible payment variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for the Registrant's fiscal year ending December 31, 2000 was filed on March 28, 2001.
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                                   PROSPECTUS
                               Dated May 1, 2001

             Individual Flexible Payment Variable Annuity Contracts

                                   Issued By

                        MONY America Variable Account A
                     MONY Life Insurance Company of America

CONTRACT PROVISIONS AND BENEFITS

     The individual flexible payment variable annuity contract described in this prospectus is only available for contracts issued in the State of Florida. The contract is issued with an endorsement approved by the State of Florida which incorporates all of the provisions and benefits of the MONY Custom Master contract. This filing incorporates by reference Parts A, B and C of Post-Effective No. 11 to the Registration Statement on Form N-4 (Registration Nos. 333-59717 and 811-5166).
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PART A AND PART B, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

     The Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (Registration Nos. 33-59717 and 811-5166) filed on April 18, 2001 is incorporated herein by reference.
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PART C, OTHER INFORMATION

     Part C, Other Information, included in Post-Effective amendment No. 11 to the Registration Statement on Form N-4 (Registration Nos. 33-59717 and 811-5166) filed on April 18, 2001 is incorporated herein by reference.